UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:  811-09833

Investment Grade Income Portfolio

(Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS

Corporate Bonds — 30.5%
Security	Principal Amount (000's omitted)	Value
Aerospace / Defense — 0.7%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$787,028
		$787,028
Banks — 1.0%
Inter-American Development Bank, 8.40%, 9/1/09	$1,000	$1,081,856
		$1,081,856
Cable Television — 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$104,678
		$104,678
Computers and Peripherals — 1.5%
IBM Corp., 6.22%, 8/1/27	$1,550	$1,634,252
		$1,634,252
Conglomerates — 0.4%
ITT Corp., 8.55%, 6/15/09	$450	$479,005
		$479,005
Containers-Paper / Plastic — 0.5%
First Brands Corp., 7.25%, 3/1/07	$505	$506,015
		$506,015
Diversified Manufacturing — 1.4%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$72,145
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	94,194
Ingresoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,365,396
		$1,531,735
Drugs — 0.3%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$352,681
		$352,681
Financial Services — 9.9%
American General Finance Corp., 5.40%, 12/1/15	$1,475	$1,462,716
Associates Corp., N.A., 5.96%, 5/15/37	30	33,019
CIT Group Inc., 5.80%, 10/1/36	965	975,239

Security	Principal Amount (000's omitted)	Value
Financial Services (continued)
Commercial Credit Corp., 8.70%, 6/15/10	$100	$110,542
General Electric Capital Corp., 5.00%, 6/15/07	1,000	998,759
General Electric Capital Corp., MTN, 4.312%, 3/2/09(1)	710	697,575
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,155,045
Lehman Brothers Holdings, MTN, 5.494%, 4/20/07(1)	675	675,500
Merrill Lynch & Co., MTN, 5.618%, 2/6/09(1)	710	713,235
Merrill Lynch & Co., MTN, 5.872%, 1/31/08(1)	260	259,966
SLM Corp., MTN, 5.597%, 7/25/07(1)	635	635,981
SLM Corp., MTN, 5.601%, 10/25/11(1)	3,000	3,005,916
		$10,723,493
Foods — 2.1%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,305,983
Sysco Corp., 7.16%, 4/15/27	810	941,079
		$2,247,062
Household Products — 0.6%
Procter & Gamble Co., 8.00%, 9/1/24	$485	$618,296
		$618,296
Medical Products — 1.2%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,273,459
		$1,273,459
Metals — 0.8%
Barrick Gold Finance, Inc., 7.50%, 5/1/07	$885	$891,091
		$891,091
Oil and Gas-Equipment and Services — 1.8%
Northwest Natural Gas, MTN, 6.65%, 11/10/27	$1,570	$1,711,300
Transocean, Inc., 7.45%, 4/15/27	240	271,565
		$1,982,865
Retail-Building Products — 1.4%
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,462,494
		$1,462,494

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Principal Amount (000's omitted)	Value
Super Regional Banks — 4.9%
Bank of America Corp., MTN, 6.975%, 3/7/37	$1,090	$1,235,899
SunTrust Banks, 6.00%, 1/15/28	1,990	2,077,536
Wachovia Corp., 7.574%, 8/1/26	1,720	2,053,764
		$5,367,199
Telecommunications — 0.2%
Harris Corp., 6.35%, 2/1/28	$225	$231,297
		$231,297
Utilities — 1.7%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$522,310
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,288,759
		$1,811,069
Total Corporate Bonds (identified cost, $32,785,956)		$33,085,575
Asset Backed Securities — 5.4%
Security	Principal Amount (000's omitted)	Value
BOIT, Series 2003-B1, Class B-1, 5.72%, 12/15/10(1)	$935	$939,304
CCCIT Series 2003-A4, Class A4, 5.435%, 3/20/09(1)	1,000	1,000,828
CHAMT Series 2004-1B, Class B, 5.55%, 5/15/09(1)	935	935,721
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36(1)	1,135	1,107,733
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29(1)	910	885,335
MBNAS, Series 2003-A3, Class A3, 5.47%, 8/16/10(1)	1,000	1,002,344
Total Asset Backed Securities (identified cost, $5,865,668)		$5,871,265

Mortgage-Backed Securities — 22.5%
Security	Principal Amount (000's omitted)	Value
FHLMC, CMO, Series 2801-EH, 4.50%, 11/15/16	$1,327	$1,304,426
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	805	730,846
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	123	124,168
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	671	673,189
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	952	955,102
FHLMC, Gold Pool #G90033, 7.00%, 2/17/17	917	930,911
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	41	40,866
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	372	372,545
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23	99	98,809
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	170	169,534
FHLMC, PAC CMO, Series 2114-PR, 6.00%, 1/15/28	937	937,179
FHLMC, PAC CMO, Series 2519-NG, 5.50%, 5/15/28	1,175	1,172,294
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	853	838,492
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	457	454,597
FHLMC, PAC CMO, Series 2791-YM, 5.50%, 12/15/24	1,200	1,197,885
FHLMC, PAC CMO, Series 2968-PK, 5.50%, 5/15/25	961	961,471
FNMA, CMO, Series 2002-86-KB, 5.00%, 5/25/16	1,203	1,190,060
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	605	592,156
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	365	365,604
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	154	153,724
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23	344	340,446
FNMA, PAC CMO, Series 2002-56-WB, 4.90%, 3/25/29	924	912,040
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	121	120,876
FNMA, PAC CMO, Series 2005-63-PA, 5.50%, 10/25/24	1,015	1,013,290
FNMA, Pool #323844, 7.00%, 7/1/14	958	986,963
FNMA, Pool #448183, 5.50%, 10/1/13	130	129,817
FNMA, Pool #458151, 6.00%, 11/15/18	562	570,593
FNMA, Pool #535454, 6.00%, 2/1/15	238	241,635
FNMA, Pool #545937, 6.00%, 6/1/14	225	227,704
FNMA, Pool #545948, 6.00%, 12/1/14	159	161,545
FNMA, Pool #725169, 8.00%, 3/1/13	398	411,638
GNMA, PAC CMO, Series 1999-29-PB, 7.25%, 7/16/28	1,271	1,288,724
GNMA, PAC CMO, Series 2002-48-OB, 6.00%, 5/16/30	1,128	1,125,277
GNMA, Pool #780688, 7.00%, 12/15/23	221	230,123
GNMA, Pool #781412, 6.50%, 2/15/17	572	586,075
GNMA, Pool #781442, 8.00%, 9/15/16	1,602	1,687,304
GNMA, Pool #782099, 6.00%, 1/15/21	1,029	1,045,282
Total Mortgage-Backed Securities (identified cost, $24,590,848)		$24,343,190

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

U.S. Treasury Obligations — 23.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bond, 6.25%, 8/15/23(2)	$3,500	$4,029,651
U.S. Treasury Inflation Index Note, 4.25%, 1/15/10	1,428	1,503,768
U.S. Treasury Note, 3.125%, 5/15/07	1,000	993,282
U.S. Treasury Note, 4.625%, 3/31/08	2,000	1,992,110
U.S. Treasury Note, 4.625%, 8/31/11	3,000	2,991,447
U.S. Treasury Note, 4.875%, 8/15/16(2)	6,500	6,579,729
U.S. Treasury Note, 5.125%, 5/15/16(2)	4,000	4,121,408
U.S. Treasury Note, 6.25%, 2/15/07	3,075	3,080,166
Total U.S. Treasury Obligations (identified cost, $25,036,057)		$25,291,561
U.S. Government Obligations — 5.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 5.375%, 5/18/16	$2,500	$2,572,612
Federal Home Loan Mortgage Corp., 5.25%, 4/18/16	2,500	2,555,680
Federal National Mortgage Association, 5.00%, 11/23/07	1,200	1,195,528
Total U.S. Government Obligations (identified cost, $6,104,656)		$6,323,820
Short-Term Investments — 7.4%
Security	Principal Amount (000's omitted)	Value
Barton Capital Corp., LLC, Commercial Paper, 5.25%, 1/19/07	$2,000	$1,994,751
Ciesco, LLC, Commercial Paper, 5.26%, 1/11/07	2,000	1,997,077
ING (US) Funding, LLC, Commericial Paper, 5.27%, 1/12/07	1,600	1,597,423
Yorktown Capital, LLC, Commercial Paper, 5.30%, 2/20/07	2,481	2,462,737
Total Short-Term Investments (at amortized cost, $8,051,988)		$8,051,988

Put Swaptions Purchased — 0.0%
Security	Contracts	Value
Libor Rate plus 0.375% for 6.22%, expires 7/30/07	1,550,000	$8,767
Libor Rate minus 0.46% for 5.375%, expires 5/16/07	2,500,000	1,829
Libor Rate minus 0.47% for 5.40%, expires 11/29/07	1,475,000	5,917
Libor Rate minus 0.58% for 5.25%, expires 4/16/07	2,500,000	964
Libor Rate minus 0.62% for 5.15%, expires 9/27/07	1,175,000	4,559
Libor Rate minus 0.70% for 5.125%, expires 5/11/07	4,000,000	2,691
Libor Rate plus 0.35% for 6.25%, expires 8/13/07	3,500,000	15,732
		$40,459
Total Put Swaptions Purchased (identified cost, $385,686)		$40,459
Affiliated Investments — 18.4%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.31%(3)	15,495	$15,495,013
Investment in Cash Management Portfolio, 4.87%(3)	4,474	4,473,963
Total Affiliated Investments (at amortized cost, $19,968,976)		$19,968,976
Total Investments — 113.3% (identified cost, $122,789,835)		$122,976,834
Other Assets, Less Liabilities — (13.3)%		$(14,475,771)
Net Assets — 100.0%		$108,501,063

BOIT - Bank One Issuance Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

CSFB - Credis Suisse First Boston

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

L-UCMT - LB-UBS Commecial Mortgage Trust

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

MBNAS - MBNA Credit Card Master Note Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

(1)  Variable rate security. The stated interest rate represents the rate in effect at December 31, 2006.

(2)  All or a portion of these securities were on loan at December 31, 2006.

(3)  Affiliated investments investing in high quality, U.S. dollar denominated money market instruments, that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of December 31, 2006. The amount invested in the Eaton Vance cash Collateral Fund represents cash collateral received for securities on loan at December 31, 2006. Other assets, less liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of December 31, 2006

Assets
Unaffiliated investments including securites on loan of $14,963,001, at value (identified cost, $102,820,859)	$103,007,858
Affilitated investments, at value (amortized cost, $19,968,976)	19,968,976
Interest receivable	1,186,464
Receivable for open swap contracts	6,386
Receivable for closed swap contracts	2,520
Total assets	$124,172,204
Liabilities
Collateral for securities loaned	$15,495,013
Payable to affiliate for investment advisory fees	54,462
Payable to affiliate for Trustees' fees	3,325
Accrued expenses	118,341
Total liabilities	$15,671,141
Net Assets applicable to investors' interest in Portfolio	$108,501,063
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$108,307,678
Net unrealized appreciation (computed on the basis of identified cost)	193,385
Total	$108,501,063

Statement of Operations

For the Year Ended
December 31, 2006

Investment Income
Interest	$4,918,551
Dividends	101,175
Security lending income, net	20,063
Interest income allocated from affiliated investment	30,274
Expenses allocated from affiliated investment	(2,617)
Total investment income	$5,067,446
Expenses
Investment adviser fee	$645,601
Trustees' fees and expenses	9,887
Custodian fee	71,998
Legal and accounting services	59,036
Miscellaneous	4,883
Total expenses	$791,405
Deduct — Reduction of custodian fee	$8
Total expense reductions	$8
Net expenses	$791,397
Net investment income	$4,276,049
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(826,282)
Credit default swaps	7,123
Net realized loss	$(819,159)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(190,897)
Credit default swaps	6,386
Net change in unrealized appreciation (depreciation)	$(184,511)
Net realized and unrealized loss	$(1,003,670)
Net increase in net assets from operations	$3,272,379

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended December 31, 2006	Year Ended December 31, 2005
From operations — Net investment income	$4,276,049	$3,566,113
Net realized gain (loss) from investment transactions and credit default swaps	(819,159)	721,528
Net change in unrealized appreciation (depreciation) from investments and credit default swaps	(184,511)	(2,113,344)
Net increase in net assets from operations	$3,272,379	$2,164,297
Capital transactions — Contributions	$8,845,012	$9,391,287
Withdrawals	(8,197,545)	(7,252,070)
Net increase in net assets from capital transactions	$647,467	$2,139,217
Net increase in net assets	$3,919,846	$4,303,514
Net Assets
At beginning of year	$104,581,217	$100,277,703
At end of year	$108,501,063	$104,581,217

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended December 31,
	2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.76%	0.76%	0.75%	0.76%	0.76%
Expenses after custodian fee reduction	0.76%	—	—	—	—
Net investment income	4.12%	3.48%	3.43%	3.44%	4.70%
Portfolio Turnover	93%	66%	71%	65%	55%
Total Return	3.27%	2.15%	3.98%	3.76%	10.75%
Net assets, end of year (000's omitted)	$108,501	$104,581	$100,278	$91,644	$94,066

See notes to financial statements

Investment Grade Income Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2006, the Eaton Vance Balanced Fund held a 60.0% interest in the Portfolio and another investor held a 10.1% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral), both are affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral are valued at the net asset value per share on the valuation date.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Swaptions — During the year ended December 31, 2006, the Portfolio purchased swaptions, for the purposes of hedging against adverse movements in interest rates. The contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions, which are exercised or closed, are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio's risk is limited to the premium paid.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Investment Grade Income Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

F  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees and are reported as a reduction of expenses in the Statement of Operations. For the year ended December 31, 2006, there were credit balances of $8 used to reduce the Portfolio's custodian fee.

H  Credit Default Swaps — The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio might effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio might be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. The advisory fee paid by the Portfolio is reduced by the Portfolio's allocable portion of the advisory fee paid by Cash Management. For the year ended December 31, 2006, the Portfolio's allocated portion of the advisory fee totaled $2,617. The advisory fee paid directly by the Portfolio amounted to $645,601. For the year ended December 31, 2006, the effective annual rate of investment advisory fees paid on a direct and indirect basis by the Portfolio, based on average net assets was 0.623%. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2006, no significant amounts have been deferred.

  3  Investment Transactions

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency securities and short-term obligations, aggregated $16,883,803, and $10,762,270, respectively. Purchases and sales of U.S. Government and agency securities

Investment Grade Income Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

(including maturities and paydowns) aggregated $75,184,751 and $85,256,470, respectively for the year ended December 31, 2006.

  4  Securities Lending Agreement

The Portfolio has established a securities lending agreement with a securities lending agent, IBT, in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U. S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral. Cash Collateral invests in high quality money market instruments. Under the agreement, the Portfolio continues to earn interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In addition, the Portfolio pays IBT a lending agent fee computed as a percentage of the earnings on the collateral invested less the loan rebate fee. The loan rebate fee and lending agent fee paid by the Portfolio offsets a portion of the interest income received and amounted to $510,251 and $3,534, respectively, for the year ended December 31, 2006. At December 31, 2006 the value of the securities loaned and the value of the collateral amounted to $14,963,001 and $15,495,013, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

  5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$123,366,703
Gross unrealized appreciation	$1,036,475
Gross unrealized depreciation	(1,426,344)
Net unrealized depreciation	$(389,869)

The unrealized appreciation on swap contracts at December 31, 2006 is $6,386.

  6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2006.

  7  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of

Investment Grade Income Portfolio as of December 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

obligations under these financial instruments at December 31, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
3,000,000 USD	12/20/2011	Agreement with Merril Lynch dated 11/14/06 whereby the Portfolio will pay 0.18% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, SLM Corp.	$5,211
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will receive 0.35% per year times the notional amount. The Portfolio makes a payment only upon a default event on the reference entity, HSBC Capital Funding, PLC	$3,988
2,000,000 USD	6/20/2011	Agreement with JP Morgan dated 6/17/06 whereby the Portfolio will pay 0.095% per year times the notional amount. The Portfolio receives a payment only upon a default event on the reference entity, HSBC Bank, PLC	$(2,813)

At December 31, 2006, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open credit default swap contracts.

  8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after

December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Investment Grade Income Portfolio as of December 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Investment Grade Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Investment Grade Income Portfolio (the "Portfolio") at December 31, 2006, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2007

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s respective fiscal year ended December 31, 2005 and December 31, 2006 by the Fund’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	12/31/2005	12/31/2006

Audit Fees	$41,500	$45,400

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$9,275	$9,825

All Other Fees(3)	$0	$0

Total	$50,775	$55,225

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrants fiscal year ended December 31, 2005 and the fiscal year ended December 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	12/31/2005	12/31/2006

Registrant	$9,275	$9,825

Eaton Vance(1)	$61,422	$100,698

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	February 14, 2007

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	February 14, 2007